Segment Disclosures - Summary of Total Assets by Segment (Detail) - USD ($)	Sep. 30, 2022		Dec. 31, 2021		Dec. 31, 2020
Segment Reporting Asset Reconciling Item [Line Items]
Total assets	$ 1,935,769,640		$ 1,618,292,776		$ 1,282,221,057
Self Storage
Segment Reporting Asset Reconciling Item [Line Items]
Total assets	1,827,884,211	[1]	1,546,835,094	[1],[2]	1,172,178,148	[2]
Managed REIT Platform
Segment Reporting Asset Reconciling Item [Line Items]
Total assets	39,983,877	[3]	21,707,326	[3],[4]	44,482,625	[4]
Corporate and Other
Segment Reporting Asset Reconciling Item [Line Items]
Total assets	$ 67,901,552	[5]	$ 49,750,356	[5],[6]	$ 65,560,284	[6]

[1]	Included in the assets of the Self Storage segment as of September 30, 2022 and December 31, 2021 was approximately $52.2 million and $49.8 million of goodwill, respectively. Additionally, as of September 30, 2022 and December 31, 2021, there were no accumulated impairment charges to goodwill within the Self Storage segment.
[2]	Included in the assets of the Self Storage segment as of December 31, 2021 and 2020 are approximately $49.8 million and $45.3 million of goodwill, respectively. Additionally, as of December 31, 2021 and 2020, there were no accumulated impairment charges to goodwill within the Self Storage segment. The increase in goodwill in the Self Storage segment during the year ended December 31, 2021 was the result of a reallocation of goodwill due to the SST IV Merger.
[3]	Included in the assets of the Managed REIT Platform segment as of September 30, 2022 and December 31, 2021 is approximately $1.4 million and $3.9 million of goodwill, respectively. Such goodwill is net of accumulated impairment charges in the Managed REIT Platform segment of approximately $24.7 million, which relates to the impairment charge recorded during the quarter ended March 31, 2020.
[4]	Included in the assets of the Managed REIT Platform segment as of December 31, 2021 and 2020, are approximately $3.9 million and $8.4 million of goodwill, respectively. Such goodwill is net of accumulated impairment charges in the Managed REIT Platform segment of approximately $24.7 million as of December 31, 2021 and 2020, which relates to the impairment charge recorded during the quarter ended March 31, 2020. See Note 5 – Self Administration Transaction, for further information regarding our goodwill and intangible asset impairment charges within the Managed REIT Platform segment. The decrease in goodwill in the Managed REIT Platform segment during the year ended December 31, 2021 was the result of a reallocation of goodwill due to the SST IV Merger.
[5]	Other than our investments in and advances to Managed REITs, substantially all of our investments in real estate facilities and intangible assets made during the year and quarter ended December 31, 2021 and September 30, 2022, respectively, were associated with our self storage platform.
[6]	Other than our investments in and advances to Managed REITs, substantially all of our investments in real estate facilities and intangible assets made during the years ended December 31, 2021 and 2020 were associated with our self storage platform.